Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets - Brilliant Acquisition Corp [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets [Line Items]
Ordinary shares	$ 47,387,687	$ 46,000,000
Ordinary shares	$ 41,496,970	47,387,687	$ 46,000,000
Less: redemption of 633,792 shares (in Shares)	(6,529,259)
Add: Accretion of carrying value to redemption value	$ 3,948	7,687	$ 3,387,079
Add: Reclassification of temporary equity	$ 634,594	$ 1,380,000